RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Revenue Provided By Related Parties	Revenue provided by related parties
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Hainan Chenxi	—	519	229

Schedule of Amounts due From Related Parties	Amounts due from related parties
	December 31,	December 31,
	2022	2023
	RMB	RMB
Zhongzheng Jinniu	25,030	57,108
Hainan Chenxi	67,750	92,397
Zhuhai Yuanxin	—	5,000
Lize Jiaxing	—	50
Subtotal	92,780	154,555
Impairment	(92,780)	(154,555)
Total	—	—

Schedule of Amounts Due To Related Parties	Amounts due to related parties
	December 31,	December 31,
	2022	2023
	RMB	RMB

Nanjing Lefang	4,620	4,620
Hainan Chenxi	519	—
Diaobiao Zhonghai	3	3
Total	5,142	4,623